Stockholders' Equity - Common Stock Holdings (Details) - shares	Apr. 02, 2022	Jan. 01, 2022	Jun. 07, 2021	Dec. 26, 2020
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)	146,561,717	146,561,717	138,384,250	66,145,633
Common stock, shares outstanding, percent			100.00%
Janus Midco, LLC Unitholders
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)			70,270,400
Common stock, shares outstanding, percent			50.80%
Public Stockholders
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)			43,113,850
Common stock, shares outstanding, percent			31.20%
PIPE Investors
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)			25,000,000
Common stock, shares outstanding, percent			18.00%